Results by business segment	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Results by business segment

Note 13 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into four business segments: Personal & Commercial Banking, Wealth Management, Insurance and Capital Markets. Effective the first quarter of 2023, we simplified our reporting structure by eliminating the Investor & Treasury Services segment and moving its former businesses to existing segments. We moved our Investor Services business to our Wealth Management segment, and our Treasury Services and Transaction Banking businesses to our Capital Markets segment. From a reporting perspective, there were no changes to our Personal & Commercial Banking and Insurance segments. Comparative results have been revised to conform to our new basis of segment presentation.

	For the three months ended April 30, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,817	$1,096	$–	$920	$266	$6,099
Non-interest income	1,481	3,328	1,347	1,712	(447)	7,421
Total revenue	5,298	4,424	1,347	2,632	(181)	13,520
Provision for credit losses	422	28	–	150	–	600
Insurance policyholder benefits, claims and acquisition expense	–	–	1,006	–	–	1,006
Non-interest expense	2,257	3,447	159	1,510	121	7,494
Income (loss) before income taxes	2,619	949	182	972	(302)	4,420
Income taxes (recoveries)	704	207	43	33	(216)	771
Net income	$1,915	$742	$139	$939	$(86)	$3,649
Non-interest expense includes:
Depreciation and amortization	$240	$312	$14	$128	$–	$694

	For the three months ended April 30, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$3,234	$878	$–	$1,231	$(69)	$5,274
Non-interest income	1,505	3,123	234	1,272	(188)	5,946
Total revenue	4,739	4,001	234	2,503	(257)	11,220
Provision for credit losses	(276)	(31)	–	(36)	1	(342)
Insurance policyholder benefits, claims and acquisition expense	–	–	(180)	–	–	(180)
Non-interest expense	2,015	2,971	145	1,421	(118)	6,434
Income (loss) before income taxes	3,000	1,061	269	1,118	(140)	5,308
Income taxes (recoveries)	766	252	63	261	(287)	1,055
Net income	$2,234	$809	$206	$857	$147	$4,253
Non-interest expense includes:
Depreciation and amortization	$232	$275	$14	$127	$2	$650

	For the six months ended April 30, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$7,824	$2,321	$–	$1,688	$468	$12,301
Non-interest income	3,015	6,688	3,238	4,065	(693)	16,313
Total revenue	10,839	9,009	3,238	5,753	(225)	28,614
Provision for credit losses	823	94	–	215	–	1,132
Insurance policyholder benefits, claims and acquisition expense	–	–	2,551	–	–	2,551
Non-interest expense	4,486	6,881	315	3,211	276	15,169
Income (loss) before income taxes	5,530	2,034	372	2,327	(501)	9,762
Income taxes (recoveries)	1,489	444	85	165	716	2,899
Net income	$4,041	$1,590	$287	$2,162	$(1,217)	$6,863
Non-interest expense includes:
Depreciation and amortization	$481	$613	$28	$255	$–	$1,377

	For the six months ended April 30, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$6,463	$1,731	$–	$2,527	$(176)	$10,545
Non-interest income	3,079	6,288	1,633	2,968	(227)	13,741
Total revenue	9,542	8,019	1,633	5,495	(403)	24,286
Provision for credit losses	(147)	(43)	–	(48)	1	(237)
Insurance policyholder benefits, claims and acquisition expense	–	–	817	–	–	817
Non-interest expense	4,037	5,915	292	2,950	(180)	13,014
Income (loss) before income taxes	5,652	2,147	524	2,593	(224)	10,692
Income taxes (recoveries)	1,444	517	121	614	(352)	2,344
Net income	$4,208	$1,630	$403	$1,979	$128	$8,348
Non-interest expense includes:
Depreciation and amortization	$465	$549	$29	$253	$4	$1,300

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.
Total assets and total liabilities by business segment

	As at April 30, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$614,671	$212,389	$24,072	$1,027,242	$61,928	$1,940,302
Total liabilities	614,606	212,564	24,634	1,027,488	(50,344)	1,828,948

	As at October 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total
Total assets	$602,824	$206,466	$21,918	$1,025,892	$60,119	$1,917,219
Total liabilities	602,741	206,415	22,588	1,025,603	(48,303)	1,809,044

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.